CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' (DEFICIT) EQUITY - USD ($)		Total	Previously Reported [Member]	Common Stock		Common Stock Previously Reported [Member]	Additional Paid-In Capital	Additional Paid-In Capital Previously Reported [Member]	Accumulated Deficit	Accumulated Deficit Previously Reported [Member]
Balance at the beginning at Dec. 31, 2020		$ (3,496,499)		$ 4			$ 2,044,372		$ (5,540,875)
Balance at the beginning (in shares) at Dec. 31, 2020				35,592
Share-based compensation		1,230,792					1,230,792
Issuance of common stock upon exercise of stock options		61		$ 1			60
Issuance of common stock upon exercise of stock options (in shares)				6,941
Exchange of common shares of Marpai Health, Inc. (see Note 1)		(14)		$ (4)			(10)
Exchange of common shares of Marpai Health, Inc. (in shares)				(35,592)
Issuance of common stock in connection with public offering, net	[1]	17,351,935		$ 279			17,351,656
Issuance of common stock in connection with public offering, net (in shares)	[1]			2,786,826
Issuance of common shares in connection with initial public offering, net		24,547,085		$ 180			24,546,905
Issuance of common shares in connection with initial public offering, net (in shares)				1,796,875
Conversion of convertible notes to common stock in connection with initial public offering		5,106,554		$ 42			5,106,512
Conversion of convertible notes to common stock in connection with initial public offering (in shares)				428,040
Exercise of warrant		900,000		$ 5			899,995
Exercise of warrant (in shares)				56,250
Warrants issued for cash		53,333					53,333
Net loss		(15,984,835)							(15,984,835)
Balance at the end at Dec. 31, 2021		$ 29,708,412		$ 506		$ 507	51,233,616	$ 51,233,615	(21,525,710)
Balance at the end (in shares) at Dec. 31, 2021		5,074,932		5,074,932	[2]
Share-based compensation		$ 1,493,351					1,493,351
Issuance of common stock upon vesting of restricted stock units		9		$ 9
Issuance of common stock upon vesting of restricted stock units (in shares)	[2]			90,154
Common Stock issued to vendors in exchange for services		23,173					23,173
Common Stock issued to vendors in exchange for services (in shares)	[2]			5,625
Net loss		(12,154,446)							(12,154,446)
Balance at the end at Jun. 30, 2022		19,070,499		$ 515			52,750,140		(33,680,156)
Balance at the end (in shares) at Jun. 30, 2022	[2]			5,170,711
Balance at the beginning at Dec. 31, 2021		$ 29,708,412		$ 506		507	51,233,616	51,233,615	(21,525,710)
Balance at the beginning (in shares) at Dec. 31, 2021		5,074,932		5,074,932	[2]
Share-based compensation		$ 2,855,385					2,855,385
Issuance of common stock upon vesting of restricted stock units		85		$ 21			64
Issuance of common stock upon vesting of restricted stock units (in shares)				213,043
Common Stock issued to vendors in exchange for services		38,627		$ 1			38,626
Common Stock issued to vendors in exchange for services (in shares)				9,375
Issuance of common stock upon exercise of stock options		206		$ 2			204
Issuance of common stock upon exercise of stock options (in shares)				22,408
Net loss		(26,468,390)							(26,468,390)
Balance at the end at Dec. 31, 2022		$ 6,134,325	$ 6,134,325	$ 532		$ 531	54,127,893	54,127,894	(47,994,100)	$ (47,994,100)
Balance at the end (in shares) at Dec. 31, 2022		5,319,758		5,319,758	[2]	5,319,758
Balance at the beginning at Mar. 31, 2022		$ 24,467,736		$ 506			51,482,604		(27,015,374)
Balance at the beginning (in shares) at Mar. 31, 2022	[2]			5,074,932
Share-based compensation		1,244,361					1,244,361
Issuance of common stock upon vesting of restricted stock units		9		$ 9
Issuance of common stock upon vesting of restricted stock units (in shares)	[2]			90,154
Common Stock issued to vendors in exchange for services		23,175					23,175
Common Stock issued to vendors in exchange for services (in shares)	[2]			5,625
Net loss		(6,664,782)							(6,664,782)
Balance at the end at Jun. 30, 2022		19,070,499		$ 515			52,750,140		(33,680,156)
Balance at the end (in shares) at Jun. 30, 2022	[2]			5,170,711
Balance at the beginning at Dec. 31, 2022		$ 6,134,325	$ 6,134,325	$ 532		$ 531	54,127,893	$ 54,127,894	(47,994,100)	$ (47,994,100)
Balance at the beginning (in shares) at Dec. 31, 2022		5,319,758		5,319,758	[2]	5,319,758
Share-based compensation		$ 1,115,372					1,115,372
Issuance of common stock upon vesting of restricted stock units		3		$ 3
Issuance of common stock upon vesting of restricted stock units (in shares)	[2]			33,387
Common Stock issued to vendors in exchange for services		79,130		$ 2			79,128
Common Stock issued to vendors in exchange for services (in shares)	[2]			25,000
Issuance of common stock upon exercise of stock options		264		$ 3			261
Issuance of common stock upon exercise of stock options (in shares)	[2]			27,673
Issuance of common stock in connection with public offering, net		6,431,615		$ 185			6,431,430
Issuance of common stock in connection with public offering, net (in shares)	[2]			1,850,000
Net loss		(16,429,469)							(16,429,469)
Balance at the end at Jun. 30, 2023		$ (2,668,760)		$ 725			61,754,084		(64,423,569)
Balance at the end (in shares) at Jun. 30, 2023		7,255,818		7,255,818	[2]
Balance at the beginning at Mar. 31, 2023		$ (1,910,750)		$ 540			54,955,659		(56,866,949)
Balance at the beginning (in shares) at Mar. 31, 2023	[2]			5,403,121
Share-based compensation		366,995					366,995
Issuance of common stock upon exercise of stock options (in shares)	[2]			2,697
Issuance of common stock in connection with public offering, net		6,431,615		$ 185			6,431,430
Issuance of common stock in connection with public offering, net (in shares)	[2]			1,850,000
Net loss		(7,556,620)							(7,556,620)
Balance at the end at Jun. 30, 2023		$ (2,668,760)		$ 725			$ 61,754,084		$ (64,423,569)
Balance at the end (in shares) at Jun. 30, 2023		7,255,818		7,255,818	[2]

[1]	Reflects 1-for-4 reverse stock split that became effective June 29, 2022. See Note 3 to the consolidated financial statements.
[2]	Reflects 1-for-4 reverse stock split that became effective June 29, 2023. See Note 1 to the unaudited condensed consolidated financial statements.